SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLIERS
Schedule of suppliers

	12/31/2024	12/31/2023
Current
Goods, Materials and Services	1,878,391	1,852,263
Energy Purchased for Resale	771,509	1,088,948
CCEE - Short Term Energy	106,429	22,656
	2,756,329	2,963,867
Non-current
Goods, Materials and Services	7,697	—
Others	262	—
	7,959	—
	2,764,288	2,963,867